INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets

The following table sets forth the components of intangible assets:

	December 31,
	2019	2020
Original amounts:
Technology	$5,155	$3,767
Software development costs	2,879	2,879

	8,034	6,646

Accumulated amortization:
Software development costs	136	529

Net amounts:
Technology	5,155	3,767
Software development costs	2,743	2,350

Intangible assets, net	$7,898	$6,117